INTANGIBLE ASSETS	3 Months Ended
Jul. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 4 – INTANGIBLE ASSETS

Intangible Assets at July 31, 2021 and July 31, 2020 consists of the following:

	July 31, 2021	April 30, 2021

Intangible Assets	$–	$–
Less: Accumulated Amortization	–	–
Less: Impairment	–	–
Net Intangible Assets	$–	$–

The Company determined that the various intellectual properties acquired in the merger with Eagle Oil will have no value in the Company’s future projects. At July 31, 2021, the Company has determined that the intangible asset should be fully impaired as of July 31, 2021